Derivative Instruments - Volumes and Weighted Average Price (Details) - Natural Gas - Swap	12 Months Ended
Dec. 31, 2016 MMBTU $ / shares
January 2017 - December 2017
Oil and gas contracts
Daily Volumes | MMBTU	10,000
Weighted Average Price | $ / shares	$ 3.26
January 2017 - March 2018
Oil and gas contracts
Daily Volumes | MMBTU	10,000
Weighted Average Price | $ / shares	$ 3.01
April 2017 - March 2018
Oil and gas contracts
Daily Volumes | MMBTU	10,000
Weighted Average Price | $ / shares	$ 3.40
October 2017 - March 2018
Oil and gas contracts
Daily Volumes | MMBTU	10,000
Weighted Average Price | $ / shares	$ 3.22